Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 186,777	$ 142,844	$ 105,382
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and accretion	5,332	15,457	15,791
Amortization of purchase accounting adjustments, net	(17,431)	(21,635)	7,536
Provision for loan losses	44,424	30,908	19,060
Share-based compensation cost - equity awards	14,523	13,906	11,985
Gain on sale of assets, net	(58)	(2,539)	(14)
Gain on sale of available for sale securities	(2,001)	(1,575)	(771)
Gain on sale of OREO, net	(6,325)	(5,552)	(4,221)
Impairment of FDIC loss share receivables and other long-lived assets	20,883	6,954	6,437
Amortization of premium/discount on securities, net	22,732	18,195	13,793
(Benefit) expense for deferred income taxes	(16,654)	4,551	(25,027)
Originations of mortgage loans held for sale	(2,460,033)	(2,464,588)	(1,675,538)
Proceeds from sales of mortgage loans held for sale	2,525,945	2,516,936	1,720,443
Realized and unrealized gains on mortgage loans held for sale, net	(74,486)	(83,957)	(63,034)
Tax benefit associated with share-based payment arrangements	(1,122)	(580)	(2,105)
Other operating activities, net	64,460	26,798	(10,354)
Net Cash Provided by Operating Activities	306,966	196,123	119,363
Cash Flows from Investing Activities
Proceeds from sales of available for sale securities	197,733	228,604	61,702
Proceeds from maturities, prepayments and calls of available for sale securities	484,138	473,142	488,699
Purchases of available for sale securities	(1,384,525)	(1,063,460)	(703,179)
Proceeds from maturities, prepayments and calls of held to maturity securities	8,791	22,939	36,182
Purchases of held to maturity securities	0	(5,833)	0
Purchases of equity securities	(31,530)	(16,362)	(32,735)
Reimbursement of recoverable covered asset losses (to) from the FDIC	(1,558)	(932)	5,734
Increase in loans, net of loans acquired	(704,025)	(703,946)	(824,437)
Proceeds from sale of premises and equipment	1,941	13,309	5,129
Purchases of premises and equipment, net of premises and equipment acquired	(12,840)	(19,502)	(29,841)
Proceeds from disposition of OREO	33,236	55,025	84,429
Cash paid for additional investment in tax credit entities	(19,208)	(9,671)	(13,191)
Cash received in excess of cash paid for acquisitions	0	425,581	188,803
Other investing activities, net	3,450	30,134	19,950
Net Cash Used in Investing Activities	(1,424,397)	(570,972)	(712,755)
Cash Flows from Financing Activities
Increase in deposits, net of deposits acquired	1,230,008	968,746	641,026
Net change in short-term borrowings, net of borrowings acquired	182,518	(520,653)	110,298
Proceeds from long-term debt	304,728	63,198	54,637
Repayments of long-term debt	(15,025)	(201,259)	(22,871)
Cash dividends paid on common stock	(56,793)	(52,318)	(43,070)
Cash dividends paid on preferred stock	(7,028)	0	0
Net share-based compensation stock transactions	6,899	1,915	7,966
Payments to repurchase common stock	(11,666)	0	0
Net proceeds from issuance of common stock	279,242	0	0
Net proceeds from issuance of preferred stock	55,285	76,812	0
Tax benefit associated with share-based payment arrangements	1,122	580	2,105
Net Cash Provided by Financing Activities	1,969,290	337,021	750,091
Net Increase (Decrease) In Cash and Cash Equivalents	851,859	(37,828)	156,699
Cash and Cash Equivalents at Beginning of Period	510,267	548,095	391,396
Cash and Cash Equivalents at End of Period	1,362,126	510,267	548,095
Supplemental Schedule of Non-cash Activities
Acquisition of real estate in settlement of loans	9,743	21,690	27,050
Common stock issued in acquisition	0	474,753	214,665
Cash paid for:
Interest on deposits and borrowings	70,084	58,556	43,210
Income taxes, net	$ 79,784	$ 53,476	$ 52,094